intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
intangible assets and goodwill
Schedule of Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,		Access to						Total
		related customer		rights-of-way,	Assets			Total		intangible
		relationships and		crowdsource assets	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base	Software	and other	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2020		$1,032	$5,870	$137	$254	$7,293	$9,937	$17,230	$5,671	$22,901
Additions		—	88	4	548	640	—	640	—	640
Additions arising from business acquisitions		1,766	357	263	—	2,386	9	2,395	1,812	4,207
Dispositions, retirements and other (including capitalized interest)	9	100	(421)	(41)	—	(362)	(36)	(398)	—	(398)
Assets under construction put into service		—	586	—	(586)	—	—	—	—	—
Net foreign exchange differences		47	(1)	—	—	46	—	46	41	87
As at December 31, 2020		2,945	6,479	363	216	10,003	9,910	19,913	7,524	27,437
Additions		—	139	5	720	864	2,272	3,136	—	3,136
Additions arising from business acquisitions	(b)	161	187	18	—	366	—	366	255	621
Dispositions, retirements and other (including capitalized interest)	9	(15)	(740)	52	—	(703)	3	(700)	(60)	(760)
Assets under construction put into service		—	657	4	(661)	—	—	—	—	—
Net foreign exchange differences		(63)	1	(5)	—	(67)	—	(67)	(74)	(141)
As at December 31, 2021		$3,028	$6,723	$437	$275	$10,463	$12,185	$22,648	$7,645	$30,293
ACCUMULATED AMORTIZATION
As at January 1, 2020		$285	$4,028	$71	$—	$4,384	$—	$4,384	$364	$4,748
Amortization		215	671	19	—	905	—	905	—	905
Dispositions, retirements and other		(10)	(424)	6	—	(428)	—	(428)	—	(428)
Net foreign exchange differences		5	(1)	—	—	4	—	4	—	4
As at December 31, 2020		495	4,274	96	—	4,865	—	4,865	364	5,229
Amortization		288	750	52	—	1,090	—	1,090	—	1,090
Dispositions, retirements and other		(62)	(747)	24	—	(785)	—	(785)	—	(785)
Net foreign exchange differences		(9)	2	—	—	(7)	—	(7)	—	(7)
As at December 31, 2021		$712	$4,279	$172	$—	$5,163	$—	$5,163	$364	$5,527
NET BOOK VALUE
As at December 31, 2020		$2,450	$2,205	$267	$216	$5,138	$9,910	$15,048	$7,160	$22,208
As at December 31, 2021		$2,316	$2,444	$265	$275	$5,300	$12,185	$17,485	$7,281	$24,766

1	The amount for goodwill arising from business acquisitions for the year ended December 31, 2020, has been adjusted as set out in (c).
2	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

Schedule of acquisition-date fair values assigned to the assets acquired and liabilities assumed

		Total of
	Blacksmith	individually
	Applications	immaterial
(millions)	Holdings Inc. [1]	transactions [1]	Total
Assets
Current assets
Cash	$26	$4	$30
Accounts receivable [2]	14	3	17
Other	1	5	6
	41	12	53
Non-current assets
Property, plant and equipment
Owned assets	—	3	3
Right-of-use lease assets	3	1	4
Intangible assets subject to amortization [3]	262	104	366
Other	—	19	19
	265	127	392
Total identifiable assets acquired	306	139	445
Liabilities
Current liabilities
Short-term borrowings	—	4	4
Accounts payable and accrued liabilities	31	5	36
Income and other taxes payable	—	1	1
Advance billings and customer deposits	18	2	20
Current maturities of long-term debt	2	1	3
	51	13	64
Non-current liabilities
Long-term debt	73	1	74
Other long-term liabilities	5	—	5
Deferred income taxes	66	5	71
	144	6	150
Total liabilities assumed	195	19	214
Net identifiable assets acquired	111	120	231
Goodwill	161	94	255
Net assets acquired	$272	$214	$486
Acquisition effected by way of:
Cash consideration	$272	$214	$486

1	The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.
2	The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimate at the acquisition date of the contractual cash flows expected to be collected.
3	Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over a period of 8 years; software is expected to be amortized over periods of 5-10 years; and other intangible assets are expected to be amortized over periods of 2-4 years.

Schedule of carrying values of intangible assets with indefinite lives and goodwill

	Intangible assets with
	indefinite lives		Goodwill		Total
As at December 31 (millions)	2021	2020	2021	2020 [1]	2021	2020
TELUS technology solutions	$12,185	$—	$5,367	$—	$17,552	$—
Digitally-led customer experiences - TELUS International	—	—	1,914	—	1,914	—
Wireless	—	9,910	—	2,890	—	12,800
Wireline	—	—	—	4,270	—	4,270
	$12,185	$9,910	$7,281	$7,160	$19,466	$17,070

1	The goodwill balance for wireline as at December 31, 2020, has been adjusted, as set out in (c).